Fair Value Measurement - Additional Information (Detail) (Mortgage-backed securities - FNMA, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Mortgage-backed securities - FNMA
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Financial instruments measured at fair value on a recurring basis, transfers out of Level 3	$ 0	$ 197